Debt and Credit Facilities	12 Months Ended
Dec. 31, 2023
Debt and Credit Facilities
Debt and Credit Facilities

21. Debt and Credit Facilities

Debt and credit facilities are comprised of the following:

Short-Term Debt

	December 31	December 31
($ millions)	2023	2022
Commercial paper(1)	494	2 807
(1)	The commercial paper is supported by a revolving credit facility with a syndicate of lenders. The company is authorized to issue commercial paper to a maximum of $5.0 billion having a term not to exceed 365 days. The weighted average interest rate as at December 31, 2023 was 5.57% (December 31, 2022 – 4.93%).

Long-Term Debt

	December 31	December 31
($ millions)	2023	2022
Fixed-term debt(2)(3)
5.60% Series 9 Medium Term Notes, due 2025	1 000	-
5.40% Series 10 Medium Term Notes, due 2026	500	-
3.00% Series 5 Medium Term Notes, due 2026	115	115
7.875% Debentures, due 2026 (US$275)	369	381
8.20% Notes, due 2027 (US$59)(4)	57	61
7.00% Debentures, due 2028 (US$250)	333	342
3.10% Series 6 Medium Term Notes, due 2029	79	79
5.00% Series 7 Medium Term Notes, due 2030	154	154
7.15% Notes, due 2032 (US$500)	659	676
5.35% Notes, due 2033 (US$300)	153	161
5.95% Notes, due 2034 (US$500)	659	675
5.95% Notes, due 2035 (US$600)	262	268
5.39% Series 4 Medium Term Notes, due 2037	279	279
6.50% Notes, due 2038 (US$1 150)	1 516	1 553
6.80% Notes, due 2038 (US$900)	1 204	1 235
6.85% Notes, due 2039 (US$750)	988	1 013
6.00% Notes, due 2042 (US$152)(4)	42	35
4.34% Series 5 Medium Term Notes, due 2046	300	300
4.00% Notes, due 2047 (US$750)	987	1 011
3.95% Series 8 Medium Term Notes, due 2051	493	493
3.75% Notes, due 2051 (US$750)	980	1 009
Total unsecured long-term debt	11 129	9 840

Lease liabilities(5)	3 826	3 012
Deferred financing costs	(42)	(40)
	14 913	12 812
Current portion of long-term debt and lease liabilities
Lease liabilities	(348)	(317)
Long-term debt	-	-
	(348)	(317)
Total long-term lease liabilities	3 478	2 695
Total long-term debt	11 087	9 800
(2)	The value of debt includes the unamortized balance of premiums or discounts.
(3)	Certain securities are redeemable at the option of the company.
(4)	Debt acquired through the acquisition of Canadian Oil Sands Limited (COS).
(5)	Interest rates range from 0.9% to 13.4% and maturity dates range from 2024 to 2062.

On November 17, 2023, the company issued $1.5 billion in aggregate principal of senior unsecured notes, consisting of $1.0 billion principal amount of Series 9 Medium Term Notes, maturing on November 17, 2025, having a coupon of 5.60% and $500 million principal amount of Series 10 Medium Term Notes, maturing on November 17, 2026, having a coupon of 5.40%. Debt issuance costs were $8 million and were netted against the carrying amount of the debt and amortized using the effective interest method.

In the second quarter of 2023, the company extended the maturity of its syndicated credit facilities from June 2024 and June 2025 to June 2026, and reduced the size of its $3.0 billion tranche by $200 million, to $2.8 billion.

In the fourth quarter of 2022, the company repaid $3.6 billion aggregate principal amount of debt at an amount below par of $51 million plus accrued and unpaid interest. As a result of the extinguishment, the company incurred non-cash charges of $83 million related to accelerated amortization. This resulted in a total loss on extinguishment of long-term debt of $32 million. The general terms of the notes that were extinguished are as follows:

●	3.00% Series 5 Medium Term Notes, due 2026, with a principal amount of $700 million (partial repayment of $585 million);
●	8.20% Notes, due 2027, with a principal amount of US$59 million (partial repayment of US$16 million);
●	3.10% Series 6 Medium Term Notes, due 2029, with a principal amount of $750 million (partial repayment of $671 million);
●	5.00% Series 7 Medium Term Notes, due 2030, with a principal amount of $1.3 billion (partial repayment of $1.1 billion);
●	5.35% Notes, due 2033, with a principal amount of US$300 million (partial repayment of US$178 million);
●	5.95% Notes, due 2035, with a principal amount of US$600 million (partial repayment of US$401 million);
●	5.39% Series 4 Medium Term Notes, due 2037, with a principal amount of $600 million (partial repayment of $321 million); and
~~●~~	6.00% Notes, due 2042, with a principal amount of US$142 million (partial repayment of US$110 million).

In the second quarter of 2022, the company completed an early redemption, at par, of its outstanding US$450 million 2.80% notes and US $550 million 3.10% notes, originally due in 2023 and 2025, respectively. The company also completed a partial redemption, at par, for US$10.2 million of its outstanding US$152 million 6.00% notes, due in 2042.

In the first quarter of 2022, the company completed an early redemption of its outstanding US$182 million 4.50% notes, originally scheduled to mature in the second quarter of 2022.

Scheduled Debt Repayments

Scheduled principal repayments as at December 31, 2023 for lease liabilities, short-term debt and long-term debt are as follows:

($ millions)	Repayment
2024	842
2025	1 310
2026	1 246
2027	307
2028	570
Thereafter	11 132
15 407

Credit Facilities

A summary of available and unutilized credit facilities is as follows:

($ millions)	2023
Fully revolving and expiring in 2026	5 451
Can be terminated at any time at the option of the lenders	1 520
Total credit facilities	6 971
Credit facilities supporting outstanding commercial paper	(494)
Credit facilities supporting standby letters of credit	(944)
Total unutilized credit facilities(1)	5 533

(1)	Available credit facilities for liquidity purposes at December 31, 2023 increased to $4.957 billion, compared to $2.900 billion at December 31, 2022.